Schedule of other receivables (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Receivables
Other receivables			$ 30,930
Deposits		11,549	56,756
Prepayments		72,412	21,943
Other receivables	$ 97,351	$ 83,961	$ 109,629